D. SECURITIES AVAILABLE FOR SALE, Analysis of gross unrealized losses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Less than 12 months, Total Fair Value	$ 34,558	$ 122,000
Less than 12 months, Unrealized Loss	(243)	(923)
12 months or more, Total Fair Value	6,445	27,995
12 months or more, Unrealized Loss	(12)	(487)
Total Fair Value	41,003	149,995
Total Unrealized Loss	(255)	(1,409)
Obligations of U.S. government agencies
Less than 12 months, Total Fair Value	0	55,382
Less than 12 months, Unrealized Loss	0	(338)
12 months or more, Total Fair Value	1,008	4,976
12 months or more, Unrealized Loss	(1)	(62)
Total Fair Value	1,008	60,358
Total Unrealized Loss	(1)	(401)
Mortgage-backed securities
Less than 12 months, Total Fair Value	18,864	19,458
Less than 12 months, Unrealized Loss	(114)	(193)
12 months or more, Total Fair Value	2,627	16,714
12 months or more, Unrealized Loss	(4)	(365)
Total Fair Value	21,491	36,172
Total Unrealized Loss	(118)	(557)
Obligations of states and political subdivisions
Less than 12 months, Total Fair Value	13,679	14,988
Less than 12 months, Unrealized Loss	(126)	(74)
12 months or more, Total Fair Value	1,810	1,856
12 months or more, Unrealized Loss	(5)	(10)
Total Fair Value	15,489	16,844
Total Unrealized Loss	(131)	(83)
Corporate debt
Less than 12 months, Total Fair Value	2,015	27,130
Less than 12 months, Unrealized Loss	(3)	(300)
12 months or more, Total Fair Value	1,000	4,449
12 months or more, Unrealized Loss	(2)	(50)
Total Fair Value	3,015	31,579
Total Unrealized Loss	$ (5)	(350)
U.S. Treasury securities
Less than 12 months, Total Fair Value		5,042
Less than 12 months, Unrealized Loss		(18)
12 months or more, Total Fair Value		0
12 months or more, Unrealized Loss		0
Total Fair Value		5,042
Total Unrealized Loss		$ (18)